Shareholders' Equity - Schedule of Retained Earnings (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Class of Stock [Line Items]
PRC statutory reserve funds	¥ 75,068	$ 10,284	¥ 67,800
Unreserved retained losses	(1,307,645)	(179,147)	(680,902)
Total accumulated losses	¥ (1,232,577)	$ (168,863)	¥ (613,102)